Business and asset acquisitions - Acquisition of Albertville Quality Foods, Inc. (Details) - 12 months ended Dec. 31, 2017 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
Disclosure Of Business And Asset Acquisitions [Line Items]
Goodwill at acquisition date		$ 1,042,163
Albertville Quality Foods Inc [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Current assets, other than inventories		202,873
Inventories		304,594
Property, plant and equipment		547,987
Other current assets		10,189
Intangible assets		969,942
Total assets		2,035,585
Current liabilities		(155,798)
Deferred income tax		(472,088)
Acquired net identifiable assets, net		1,407,699
Consideration paid	$ 138,100	2,449,862
Goodwill at acquisition date		$ 1,042,163